Joint Ventures and Associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Sales and charges to joint ventures and associates	$ 5,426	$ 7,748	$ 8,270
Purchases and charges from joint ventures and associates	$ 8,262	11,581	13,758
Revision of Prior Period, Reclassification, Adjustment
Disclosure Of Joint Ventures And Associates [Line Items]
Purchases and charges from joint ventures and associates		$ 2,008	$ 2,546